FAIR VALUE MEASUREMENTS (Schedule of Warrants Follows at Initial Measurement) (Details) - USD ($)	1 Months Ended	3 Months Ended
	Feb. 16, 2021	Mar. 31, 2021
Private Placement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.73%	1.10%
Expected term (years)	5 years 10 months 13 days	5 years 9 months 3 days
Expected volatility	42.60%	42.70%
Exercise price	$ 11.50	$ 11.50
Fair value of Unit	$ 10	$ 10
Fair value of Class A ordinary share (in Dollars per share)	$ 9.79	$ 9.93
Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.73%	1.10%
Expected term (years)	5 years 10 months 13 days	5 years 9 months 3 days
Expected volatility	23.20%	24.00%
Exercise price	$ 11.50	$ 11.50
Fair value of Unit	$ 10	$ 10
Fair value of Class A ordinary share (in Dollars per share)		$ 9.93